        As filed with the Securities and Exchange Commission on December 7, 1995
                                       1933 Act Registration No. 33-64368
                                       1940 Act Registration No. 811-7784

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]

                      Pre-Effective Amendment No.       [_____]  [_____]

                      Post-Effective Amendment No.      [__7__]  [__X__]

                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY TRUST
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0006
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0006

                               Arthur C. Delibert, Esq.
                                Kirkpatrick & Lockhart
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     _x__ immediately upon filing pursuant to paragraph (b)
     ____ on ________ __, 1995 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on __________ pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such Rule for its 1995 fiscal year on October 24, 1995.

              Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 7 includes signature pages for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.


                                                Page _______ of _______

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------
                                                   Series:  Neuberger & Berman Focus Trust


       Title of                                                               Proposed Maximum
       Securities           Amount of Shares     Proposed Maximum             Aggregate Offering           Amount of
       Being Registered     Being Registered     Offering Price Per Unit      Price                        Registration Fee
       ----------------     ----------------     -----------------------      -------------------          ----------------

       Shares of Capital    814,604.30           $14.24                       $11,599,965.23*              $4,000*
       Stock, Par Value
       $.001



     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 6, filed on November 17, 1995. The fee for 814,604.30 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Focus Trust during the fiscal year ended August 31, 1995 is 190,618.232 shares ($2,413,005.24). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.


                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                  Series:  Neuberger & Berman Guardian Trust



       Title of                                                                    Proposed
       Securities           Amount of Shares          Proposed Maximum             Maximum Aggregate              Amount of
       Being Registered     Being Registered          Offering Price Per Unit      Offering Price                 Registration Fee
       ----------------     ----------------          -----------------------      -----------------              ----------------

       Shares of Capital    25,345,793.57             $13.73                       $347,997,745.70*               $120,000*
       Stock, Par Value
       $.001



     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 6, filed on November 17, 1995. The fee for 25,345,793.57 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Guardian Trust during the fiscal year ended August 31, 1995 is 9,940,073.647 shares ($118,546,959.99). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------
                                                 Series:  Neuberger & Berman Manhattan Trust


       Title of                                                               Proposed
       Securities           Amount of Shares     Proposed Maximum             Maximum Aggregate           Amount of
       Being Registered     Being Registered     Offering Price Per Unit      Offering Price              Registration Fee
       ----------------     ----------------     -----------------------      ------------------          ----------------

       Shares of Capital    448,220.86           $12.94                       $5,779,997.93*              $2,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 6, filed on November 17, 1995. The fee for 448,220.86 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Manhattan Trust during the fiscal year ended August 31, 1995 is 632,162.761 shares ($7,259,749.83). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                         Series:  Neuberger & Berman NYCDC Socially Responsive Trust



       Title of                                                               Proposed
       Securities           Amount of Shares     Proposed Maximum             Maximum Aggregate           Amount of
       Being Registered     Being Registered     Offering Price Per Unit      Offering Price              Registration Fee
       ----------------     ----------------     -----------------------      ----------------            ----------------

       Shares of Capital    444,102.89           $13.06                       $5,799,983.74*              $2,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 6, filed on November 17, 1995. The fee for 444,102.89 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman NYCDC Socially Responsive Trust during the fiscal year ended August 31, 1995 is 1,424,320.473 shares ($15,146,056.90). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                                       CALCULATION OF REGISTRATION FEE


                                                  Series:  Neuberger & Berman Partners Trust


       Title of                                  Proposed Maximum             Proposed Maximum
       Securities           Amount of Shares     Offering Price               Aggregate Offering          Amount of
       Being Registered     Being Registered     Per Unit                     Price                       Registration Fee
       ----------------     ----------------     -----------------            ------------------          ----------------

       Shares of Capital    460,313.78           $12.60                       $5,799,953.63*              $2,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 6, filed on November 17, 1995. The fee for 460,313.78 shares to be registered by this filing has been recalculated on the basis of the retroactive adjustment to the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Partners Trust during the fiscal year ended August 31, 1995 is 584,288.258 shares ($6,511,718.93). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of December 1995.

                                EQUITY MANAGERS TRUST

                                 By: /s/ Lawrence Zicklin
                                        ------------------------
                                        Lawrence Zicklin
                                        President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.



       Signature                              Title                            Date
       ---------                              -----                            ----


       /s/ Faith Colish                       Trustee                          December 5, 1995
       --------------------------
       Faith Colish

       /s/ Donald M. Cox                      Trustee                          December 5, 1995
       --------------------------
       Donald M. Cox

       /s/ Stanley Egener                     Chairman of the Board and        December 5, 1995
       --------------------------             Trustee (Chief Executive
       Stanley Egener                         Officer)

       /s/ Howard A. Mileaf                   Trustee                          December 5, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien                  Trustee                          December 5, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.             Trustee                          December 5, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal                  Trustee                          December 5, 1995
       --------------------------
       John P. Rosenthal





       Signature                              Title                            Date
       ---------                              -----                            ----

       /s/ Cornelius T. Ryan                  Trustee                          December 5, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert                 Trustee                          December 5, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber                     Trustee                          December 5, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin                   President and Trustee            December 5, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner                  Vice President (Principal        December 5, 1995
       --------------------------             Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell                    Treasurer (Principal             December 5, 1995
       --------------------------             Accounting Officer)
       Richard Russell

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of December 1995.

                                       NEUBERGER & BERMAN EQUITY TRUST

                                       By:  /s/ Lawrence Zicklin
                                           ------------------------------
                                                Lawrence Zicklin
                                                President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                                 Title                              Date
       ---------                                 -----                              ----


       /s/ Faith Colish                          Trustee                            December 5, 1995
       Faith Colish

       /s/ Donald M. Cox                         Trustee                            December 5, 1995
       --------------------------
       Donald M. Cox

       /s/ Stanley Egener                        Chairman of the Board and          December 5, 1995
       --------------------------                Trustee (Chief Executive
       Stanley Egener                            Officer)

       /s/ Howard A. Mileaf                      Trustee                            December 5, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien                     Trustee                            December 5, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.                Trustee                            December 5, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal                     Trustee                            December 5, 1995
       --------------------------
       John P. Rosenthal





       Signature                                 Title                              Date
       ---------                                 -----                              ----

       /s/ Cornelius T. Ryan                     Trustee                            December 5, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert                    Trustee                            December 5, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber                        Trustee                            December 5, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin                      President and Trustee              December 5, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner                     Vice President (Principal          December 5, 1995
       --------------------------                Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell                       Treasurer (Principal Accounting    December 5, 1995
       --------------------------                Officer)
       Richard Russell